Share-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of outstanding stock options
The following table summarizes activity for our outstanding stock options for the years ended December 31, 2012, 2011 and 2010 (numbers of options in thousands):

	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	6,809	$26.47	7,733	$26.53	9,576	$26.14
Granted	—	—	—	—	3	21.67
Exercised	(2,253)	21.75	(203)	8.99	(202)	8.92
Forfeited	(1,511)	29.66	(721)	32.09	(1,644)	26.43
Outstanding at end of year	3,045	$28.39	6,809	$26.47	7,733	$26.53
Exercisable at end of year	2,841	$29.79	6,146	$27.50	5,996	$29.54

Summary of restricted stock awards
The following table summarizes activity for restricted stock awards for the years ended December 31, 2012, 2011 and 2010 (numbers of shares in thousands):

	2012		2011		2010
	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	463	$21.53	544	$19.36	458	$26.73
Granted	241	24.31	290	25.59	381	16.72
Vested	(178)	21.86	(243)	24.31	(261)	27.56
Forfeited	—	—	(128)	16.16	(34)	26.11
Unvested at end of year	526	$22.69	463	$21.53	544	$19.36